UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III       New York, New York      August 14, 2006
-----------------------------      -------------------      ----------------
        [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:         $338,046
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                      13F File Number                    Name

NONE



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
                                                  Form 13F INFORMATION TABLE


    COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6       COLUMN 7        COLUMN 8
---------------------------- -------------- --------- --------   -------------------   ----------  -----------  --------------------
                                                        VALUE    SHRS OR    SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN CALL   DISCRETION     MANAGERS   SOLE   SHARED  NONE
---------------------------- -------------- --------- --------   -------------------   ----------  -----------  --------------------
ALLEGHANY ENERGY INC         COM            017361106   45,177   1,218,700  SH            SOLE                  1,218,700   0     0
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC            COM            20854P109    3,840      82,200  SH            SOLE                    82,200    0     0
------------------------------------------------------------------------------------------------------------------------------------
EL PASO ELEC CO              COM NEW        283677854    4,431     219,800  SH            SOLE                   219,800    0     0
------------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW             COM            29364G103   23,751     335,700  SH            SOLE                   335,700    0     0
------------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                COM            302571104   18,422     445,200  SH            SOLE                   445,200    0     0
------------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HLDGS INC    COM            35039W100      591      12,600  SH            SOLE                    12,600    0     0
------------------------------------------------------------------------------------------------------------------------------------
MGE ENERGY INC               COM            55277P104    2,631      84,474  SH            SOLE                    84,474    0     0
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC               COM            629377508   39,710     824,200  SH            SOLE                   824,200    0     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHEAST UTILS              COM            664397106   24,697   1,194,800  SH            SOLE                 1,194,800    0     0
------------------------------------------------------------------------------------------------------------------------------------
NSTAR                        COM            67019E107   18,201     636,400  SH            SOLE                   636,400    0     0
------------------------------------------------------------------------------------------------------------------------------------
PPL CORP                     COM            69351T106    8,989     278,300  SH            SOLE                   278,300    0     0
------------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP          COM            704549104    2,542      45,600  SH            SOLE                    45,600    0     0
------------------------------------------------------------------------------------------------------------------------------------
PORTLAND GEN ELEC CO         COM NEW        736508847   11,326     453,600  SH            SOLE                   453,600    0     0
------------------------------------------------------------------------------------------------------------------------------------
SCANA CORP NEW               COM            80589M102   30,864     800,000  SH            SOLE                   800,000    0     0
------------------------------------------------------------------------------------------------------------------------------------
SIERRA PAC RES NEW           COM            826428104   10,217     729,800  SH            SOLE                   729,800    0     0
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SOUTH JERSEY INDS INC        COM            838518108   10,786     393,800  SH            SOLE                   393,800    0     0
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UGI CORP NEW                 COM            902681105   35,985   1,461,600  SH            SOLE                 1,461,600    0     0
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WISCONSIN ENERGY CORP        COM            976657106   45,886   1,138,600  SH            SOLE                 1,138,600    0     0
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